Acquisitions and Recapitalization (Tables)	12 Months Ended
Dec. 31, 2015
Direct Edge
Schedule of fair value of consideration transferred

The acquisition‑date fair value of the consideration transferred totaled $386.2 million, which consisted of the following (in millions):

Fair value of consideration transferred:
Cash	$12.5
Fair value of share outlay	344.5
Change in control payments	29.2
Total purchase price	$386.2

Schedule of the estimated fair values of the assets acquired and liabilities assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Direct Edge Acquisition Date (in millions):

Cash and cash equivalents	$65.5
Other current assets	66.1
Property and equipment	10.4
Identifiable intangible assets	120.4
Goodwill	253.5
Accounts payable and accrued expenses	(53.4)
Section 31 fees payable	(44.8)
Deferred income taxes	(9.4)
Unrecognized tax benefits	(0.6)
Other liabilities	(21.5)
$386.2

Schedule of finite lived intangible assets

		Balance at
		acquisition
		date
Assets	Useful life	(in millions)
Customer relationships	16 years	$43.0
Non-compete agreements	2 years	3.9
Trademarks/trade names	1 year	1.6

Schedule of revenues and operating income included in the company's condensed consolidated statements of income

The amounts of revenue and operating income of Direct Edge are included in the Company’s consolidated statements of income from the Direct Edge Acquisition Date to the period ending December 31, 2014 are as follows (in millions):

Revenue	$529.4
Operating income	10.4
Net income	16.8

Schedule of pro forma financials information presenting the combined results

The following unaudited pro forma financial information presents the combined results of the Company and Direct Edge had the acquisition date been January 1, 2013 (in millions):

	Fiscal Year ended
	December 31,
	2014	2013
Revenue	$1,509.1	$1,415.4
Operating income	132.6	132.3
Net income	67.4	62.0
Earnings per share:
Basic	$0.73	$0.67
Diluted	0.73	0.67

Hot spot
Schedule of the estimated fair values of the assets acquired and liabilities assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Hotspot Acquisition Date (in millions):

Cash and cash equivalents	$6.6
Other current assets	5.2
Property and equipment	0.3
Identifiable intangible assets	111.0
Goodwill	308.2
Liabilities	(1.2)
$430.1

Schedule of finite lived intangible assets

		Balance at
		acquisition
		date
Assets	Useful life	(in millions)
Customer relationships	18 years	$81.2
Technology	6 years	12.6
Non-compete agreements	1 year	1.9

Schedule of revenues and operating income included in the company's condensed consolidated statements of income

The amounts of revenue and operating income of Hotspot are included in the Company’s consolidated statements of income from the Hotspot Acquisition Date to the year ended December 31, 2015 are as follows (in millions):

Revenue	$37.9
Operating loss	(2.0)
Net loss	(2.2)

Schedule of pro forma financials information presenting the combined results

The following unaudited pro forma financial information presents the combined results including Hotspot had the acquisition date been January 1, 2014 (in millions, except earnings per share):

	Fiscal Year ended
	December 31,
	2015	2014
Revenue	$1,787.8	$1,504.5
Operating income	187.0	118.0
Net income	83.3	35.5
Earnings per share:
Basic	$0.88	$0.38
Diluted	0.88	0.38

Schedule of acquisition date fair value of the consideration transferred

The acquisition‑date fair value of the consideration transferred totaled $430.1 million, which consisted of the following (in millions):

Cash	$365.0
Contingent consideration liability	62.6
Working capital payment	2.5
Total purchase price	$430.1